September 30, 2025
2025 Quarterly Report (Unaudited)

BlackRock Resources & Commodities Strategy Trust (BCX)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
September 30, 2025
BlackRock Resources & Commodities Strategy Trust (BCX)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Chemicals — 13.5%
Corteva, Inc.(a)	541,701	$ 36,635,238
Mosaic Co.	891,060	30,901,961
Novonesis Novozymes B, Class B	144,902	8,917,852
Nutrien Ltd.	625,065	36,697,566
		113,152,617
Construction Materials — 2.6%
CRH PLC	115,092	13,799,531
Heidelberg Materials AG	33,498	7,572,082
		21,371,613
Containers & Packaging — 6.3%
Graphic Packaging Holding Co.(b)	329,826	6,454,695
Packaging Corp. of America(b)	77,620	16,915,727
Smurfit WestRock PLC	689,362	29,346,140
		52,716,562
Energy Equipment & Services — 0.8%
TechnipFMC PLC	166,236	6,558,010
Food Products — 2.8%
Bunge Global SA	197,278	16,028,837
Hofseth International, (Acquired 05/26/21, Cost: $10,198,056)(c)(d)(e)	18,993,283	7,536,753
		23,565,590
Machinery — 1.3%
Deere & Co.	24,236	11,082,153
Metals & Mining — 40.8%
Anglo American PLC	1,021,967	38,535,616
Anglogold Ashanti PLC	120,639	8,484,541
ArcelorMittal SA, ADR, Registered Shares(f)	417,404	15,089,155
Barrick Mining Corp.	943,508	30,918,757
First Quantum Minerals Ltd.(d)	502,952	11,376,682
Freeport-McMoRan, Inc.	441,643	17,321,239
Glencore PLC	5,020,073	23,120,571
Ivanhoe Mines Ltd., Class A(d)	405,229	4,297,751
Kinross Gold Corp.(f)	634,264	15,761,460
Newmont Corp.(a)	442,294	37,289,807
Norsk Hydro ASA	2,246,345	15,273,167
Polyus PJSC(c)(d)	1,047,320	13
Rio Tinto PLC	254,487	16,771,305
Teck Resources Ltd., Class B	357,937	15,709,855
Vale SA, ADR	2,860,154	31,061,272
Valterra Platinum Ltd.	126,608	9,035,340
Wheaton Precious Metals Corp.(f)	467,961	52,336,758
		342,383,289
Oil, Gas & Consumable Fuels — 27.9%
Chevron Corp.(b)	274,320	42,599,126
EOG Resources, Inc.	131,121	14,701,287
EQT Corp.	167,801	9,133,408
Exxon Mobil Corp.(b)	495,025	55,814,069
Gazprom PJSC(c)(d)	5,430,000	655
HF Sinclair Corp.	159,266	8,335,982
Permian Resources Corp., Class A	432,396	5,534,669
Shell PLC, ADR(b)	858,064	61,377,318
Suncor Energy, Inc.	667,251	27,923,186
Williams Cos., Inc.	138,754	8,790,066
		234,209,766
Paper & Forest Products — 2.2%
Mondi PLC	645,124	8,923,404
Security	Shares	Value
Paper & Forest Products (continued)
Precious Woods Holding AG, Registered Shares(d)	20,000	$ 125,620
UPM-Kymmene OYJ	351,411	9,623,963
		18,672,987
Total Common Stocks — 98.2% (Cost: $667,907,360)		823,712,587

	Par (000)
Corporate Bonds
Metals & Mining — 1.0%
Allied Gold Corp., 8.75%, 09/07/28(d)(g)(h)	$7,200	8,244,000
Total Corporate Bonds — 1.0% (Cost: $7,200,000)		8,244,000
Total Long-Term Investments — 99.2% (Cost: $675,107,360)		831,956,587

	Shares
Short-Term Securities
Money Market Funds — 3.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.26%(i)(j)(k)	13,523,214	13,529,976
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.01%(i)(j)	18,897,441	18,897,441
Total Short-Term Securities — 3.9% (Cost: $32,428,536)		32,427,417
Total Investments Before Options Written — 103.1% (Cost: $707,535,896)		864,384,004
Options Written — (1.2)% (Premiums Received: $(6,521,785))		(10,581,363)
Total Investments, Net of Options Written — 101.9% (Cost: $701,014,111)		853,802,641
Liabilities in Excess of Other Assets — (1.9)%		(15,537,459)
Net Assets — 100.0%		$ 838,265,182

(a)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(b)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Non-income producing security.
(e)
Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $7,536,753, representing 0.9% of its net assets as of period end, and an original cost of $10,198,056.

(f)	All or a portion of this security is on loan.
(g)	Convertible security.
(h)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(i)	Affiliate of the Trust.
(j)	Annualized 7-day yield as of period end.
(k)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Resources & Commodities Strategy Trust (BCX)

Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 1,847,286	$ 11,686,379 (a)	$ —	$ (2,710)	$ (979)	$ 13,529,976	13,523,214	$ 21,352 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	28,918,529	—	(10,021,088)(a)	—	—	18,897,441	18,897,441	678,193	—
				$ (2,710)	$ (979)	$ 32,427,417		$ 699,545	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
CRH PLC	162	10/03/25	USD	112.00	USD	1,942	$ (133,650)
EOG Resources, Inc.	86	10/03/25	USD	125.00	USD	964	(18,490)
Mosaic Co.	607	10/03/25	USD	34.00	USD	2,105	(60,093)
Nutrien Ltd.	685	10/03/25	USD	61.00	USD	4,022	(6,850)
Suncor Energy, Inc.	1,094	10/03/25	CAD	58.00	CAD	6,371	(52,275)
ArcelorMittal SA, ADR, Registered Shares	338	10/10/25	USD	36.00	USD	1,222	(35,490)
Chevron Corp.	83	10/10/25	USD	165.00	USD	1,289	(1,079)
EQT Corp.	200	10/10/25	USD	57.00	USD	1,089	(8,100)
First Quantum Minerals Ltd.	572	10/10/25	CAD	27.00	CAD	1,801	(187,009)
Mosaic Co.	747	10/10/25	USD	34.00	USD	2,591	(93,001)
Shell PLC, ADR	448	10/10/25	USD	76.00	USD	3,205	(4,480)
Suncor Energy, Inc.	205	10/10/25	CAD	58.00	CAD	1,194	(14,951)
Anglogold Ashanti PLC	265	10/17/25	USD	65.00	USD	1,864	(176,225)
ArcelorMittal SA, ADR, Registered Shares	538	10/17/25	USD	37.00	USD	1,945	(52,455)
Barrick Mining Corp.	576	10/17/25	USD	27.00	USD	1,888	(339,840)
Bunge Global SA	293	10/17/25	USD	87.50	USD	2,381	(10,988)
Corteva, Inc.	2,004	10/17/25	USD	75.00	USD	13,553	(20,040)
CRH PLC	222	10/17/25	USD	120.00	USD	2,662	(68,820)
Exxon Mobil Corp.	501	10/17/25	USD	110.00	USD	5,649	(201,652)
First Quantum Minerals Ltd.	715	10/17/25	CAD	26.00	CAD	2,251	(287,706)
Freeport-McMoRan, Inc.	1,073	10/17/25	USD	48.00	USD	4,208	(5,902)
Graphic Packaging Holding Co.	610	10/17/25	USD	23.65	USD	1,194	(14,194)
HF Sinclair Corp.	256	10/17/25	USD	55.00	USD	1,340	(14,720)
Nutrien Ltd.	466	10/17/25	USD	60.00	USD	2,736	(44,270)
Packaging Corp. of America	143	10/17/25	USD	200.00	USD	3,116	(275,275)
Packaging Corp. of America	144	10/17/25	USD	220.00	USD	3,138	(54,720)
Permian Resources Corp., Class A	843	10/17/25	USD	15.00	USD	1,079	(4,215)
Shell PLC, ADR	236	10/17/25	USD	75.00	USD	1,688	(5,900)
Smurfit WestRock PLC	1,275	10/17/25	USD	45.00	USD	5,428	(66,937)
Suncor Energy, Inc.	813	10/17/25	CAD	54.00	CAD	4,735	(259,959)
TechnipFMC PLC	205	10/17/25	USD	36.00	USD	809	(75,850)
TechnipFMC PLC	410	10/17/25	USD	42.00	USD	1,617	(13,325)
Teck Resources Ltd., Class B	313	10/17/25	USD	43.00	USD	1,374	(63,383)
Barrick Mining Corp.	1,010	10/24/25	USD	30.50	USD	3,310	(289,365)
Chevron Corp.	260	10/24/25	USD	157.50	USD	4,038	(66,690)
EQT Corp.	313	10/24/25	USD	55.00	USD	1,704	(59,157)
Exxon Mobil Corp.	328	10/24/25	USD	115.00	USD	3,698	(52,152)
First Quantum Minerals Ltd.	573	10/24/25	CAD	28.50	CAD	1,804	(141,016)
Freeport-McMoRan, Inc.	1,129	10/24/25	USD	47.00	USD	4,428	(20,322)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Resources & Commodities Strategy Trust (BCX)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Nutrien Ltd.	105	10/24/25	USD	58.00	USD	616	$ (22,838)
Shell PLC, ADR	243	10/24/25	USD	74.00	USD	1,738	(13,973)
Suncor Energy, Inc.	191	10/24/25	CAD	60.00	CAD	1,112	(7,960)
ArcelorMittal SA, ADR, Registered Shares	130	10/31/25	USD	36.00	USD	470	(28,925)
Chevron Corp.	342	10/31/25	USD	165.00	USD	5,311	(37,449)
CRH PLC	41	10/31/25	USD	115.00	USD	492	(30,955)
EOG Resources, Inc.	173	10/31/25	USD	120.00	USD	1,940	(14,273)
EOG Resources, Inc.	751	10/31/25	USD	123.00	USD	8,420	(31,918)
EQT Corp.	107	10/31/25	USD	57.00	USD	582	(16,157)
Exxon Mobil Corp.	1,831	10/31/25	USD	119.00	USD	20,645	(171,198)
Freeport-McMoRan, Inc.	2,202	10/31/25	USD	44.00	USD	8,636	(158,544)
Mosaic Co.	971	10/31/25	USD	36.00	USD	3,367	(90,788)
Nutrien Ltd.	1,056	10/31/25	USD	60.00	USD	6,200	(153,120)
Shell PLC, ADR	861	10/31/25	USD	73.00	USD	6,159	(105,472)
Teck Resources Ltd., Class B	313	10/31/25	USD	44.00	USD	1,374	(74,337)
Teck Resources Ltd., Class B	386	10/31/25	USD	45.00	USD	1,694	(62,725)
Vale SA, ADR	2,496	10/31/25	USD	11.00	USD	2,711	(74,880)
Permian Resources Corp., Class A	756	11/04/25	USD	14.00	USD	968	(15,966)
ArcelorMittal SA, ADR, Registered Shares	538	11/07/25	USD	37.00	USD	1,945	(86,080)
Barrick Mining Corp.	373	11/07/25	USD	35.00	USD	1,222	(35,995)
Chevron Corp.	329	11/07/25	USD	162.50	USD	5,109	(69,748)
Ivanhoe Mines Ltd., Class A	1,499	11/07/25	CAD	15.00	CAD	2,213	(82,937)
Mosaic Co.	971	11/07/25	USD	37.73	USD	3,367	(73,488)
Suncor Energy, Inc.	173	11/07/25	CAD	60.00	CAD	1,008	(11,871)
Williams Cos., Inc.	513	11/07/25	USD	63.00	USD	3,250	(125,685)
Exxon Mobil Corp.	501	11/21/25	USD	110.00	USD	5,649	(279,307)
Teck Resources Ltd., Class B	312	11/21/25	USD	44.00	USD	1,369	(106,080)
							$ (5,283,215)
OTC Options Written
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Vale SA, ADR	UBS AG	272,400	10/01/25	USD	10.40	USD	2,958	$ (125,713)
Novonesis Novozymes B, Class B	Barclays Bank PLC	20,800	10/02/25	DKK	437.22	DKK	8,139	—
Anglo American PLC	UBS AG	162,487	10/03/25	GBP	22.01	GBP	4,556	(1,278,725)
Glencore PLC	UBS AG	470,000	10/03/25	GBP	2.98	GBP	1,610	(278,119)
Norsk Hydro ASA	UBS AG	341,900	10/03/25	NOK	65.59	NOK	23,199	(72,354)
HF Sinclair Corp.	Morgan Stanley & Co. International PLC	33,300	10/07/25	USD	45.47	USD	1,743	(229,943)
Vale SA, ADR	UBS AG	272,400	10/07/25	USD	10.50	USD	2,958	(129,082)
Anglo American PLC	Morgan Stanley & Co. International PLC	238,309	10/08/25	GBP	22.83	GBP	6,682	(1,614,876)
Mondi PLC	Barclays Bank PLC	90,500	10/08/25	GBP	10.91	GBP	931	(1,283)
Norsk Hydro ASA	Goldman Sachs International	497,600	10/08/25	NOK	67.07	NOK	33,763	(59,490)
UPM-Kymmene OYJ	Goldman Sachs International	71,700	10/08/25	EUR	25.06	EUR	1,673	(645)
Novonesis Novozymes B, Class B	Barclays Bank PLC	20,800	10/09/25	DKK	407.29	DKK	8,139	(2,687)
Valterra Platinum Ltd.	Bank of America N.A.	60,000	10/14/25	ZAR	1,064.16	ZAR	73,948	(616,143)
UPM-Kymmene OYJ	Goldman Sachs International	21,500	10/16/25	EUR	24.35	EUR	502	(2,634)
Heidelberg Materials AG	Goldman Sachs International	6,800	10/22/25	EUR	206.96	EUR	1,309	(10,040)
Glencore PLC	Barclays Bank PLC	592,000	11/04/25	GBP	3.27	GBP	2,027	(182,938)
Glencore PLC	Citibank N.A.	79,100	11/04/25	GBP	3.29	GBP	271	(23,145)
Mondi PLC	Barclays Bank PLC	56,500	11/04/25	GBP	10.31	GBP	581	(24,593)
UPM-Kymmene OYJ	Barclays Bank PLC	36,900	11/04/25	EUR	24.26	EUR	861	(6,744)
Heidelberg Materials AG	Bank of America N.A.	5,600	11/05/25	EUR	192.66	EUR	1,078	(52,053)
Graphic Packaging Holding Co.	Citibank N.A.	61,000	11/06/25	USD	21.02	USD	1,194	(23,448)
Rio Tinto PLC	Bank of America N.A.	94,000	11/06/25	GBP	50.55	GBP	4,606	(107,556)
Smurfit WestRock PLC	Goldman Sachs International	127,500	11/06/25	USD	46.21	USD	5,428	(108,877)
Vale SA, ADR	UBS AG	34,200	11/06/25	USD	11.03	USD	371	(10,596)
Barrick Mining Corp.	Goldman Sachs International	72,500	11/07/25	USD	36.56	USD	2,376	(43,968)
Bunge Global SA	BNP Paribas SA	43,600	11/07/25	USD	82.98	USD	3,543	(123,451)

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Resources & Commodities Strategy Trust (BCX)

OTC Options Written (continued)
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Deere & Co.	Barclays Bank PLC	8,900	11/07/25	USD	488.41	USD	4,070	$ (37,302)
Glencore PLC	Bank of America N.A.	124,400	11/07/25	GBP	3.47	GBP	426	(20,845)
Mondi PLC	Goldman Sachs International	35,200	11/07/25	GBP	10.42	GBP	362	(13,398)
Shell PLC, ADR	Morgan Stanley & Co. International PLC	85,200	11/07/25	USD	73.27	USD	6,094	(97,500)
								$ (5,298,148)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Trust has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Chemicals	$ 104,234,765	$ 8,917,852	$ —	$ 113,152,617
Construction Materials	13,799,531	7,572,082	—	21,371,613
Containers & Packaging	52,716,562	—	—	52,716,562
Energy Equipment & Services	6,558,010	—	—	6,558,010
Food Products	16,028,837	—	7,536,753	23,565,590
Machinery	11,082,153	—	—	11,082,153
Metals & Mining	239,647,277	102,735,999	13	342,383,289
Oil, Gas & Consumable Fuels	234,209,111	—	655	234,209,766
Paper & Forest Products	—	18,672,987	—	18,672,987
Corporate Bonds	—	8,244,000	—	8,244,000
Short-Term Securities
Money Market Funds	32,427,417	—	—	32,427,417
	$710,703,663	$146,142,920	$7,537,421	$864,384,004
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (5,179,567)	$ (5,401,796)	$ —	$ (10,581,363)

(a)	Derivative financial instruments are options written. Options written are shown at value.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Resources & Commodities Strategy Trust (BCX)

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Common Stocks
Assets
Opening balance, as of December 31, 2024	$ 8,643,354
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)(a)	(1,105,933)
Purchases	—
Sales	—
Closing balance, as of September 30, 2025	$ 7,537,421
Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2025(a)	$ (1,105,934)

(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.

Currency Abbreviation
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
USD	United States Dollar
ZAR	South African Rand

Portfolio Abbreviation
ADR	American Depositary Receipt
PJSC	Public Joint Stock Company